PROPERTY, PLANT AND EQUIPMENT- Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Amount of PPE net of grants received	$ 5,483	$ 731
Percentage of NSR bought back	1.80%
Amount of NSR bought back	$ 1,800
Purchase of property	$ 36,984	$ 1,269